Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Feb. 02, 2024	Feb. 20, 2024
2023 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Shares reserved		113,423,618
Outstanding ordinary shares, percentage		10.00%
2023 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Purchase of new shares	5,799,925
Exercise price per share	$ 0.001
Singapore White Group Pte. Ltd. [Member]
Subsequent Events [Line Items]
Investment	$ 500
Telehealth Solution Provider and an AI Humanoid Hardware [Member]
Subsequent Events [Line Items]
Investment		$ 500